July 27, 2011

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC  20549
Attn: Vincent J. DiStefano

Re:	Hatteras Multi-Strategy Fund, L.P. (the “Registrant”) File Nos. 333-150618; 811-21685

Ladies and Gentlemen:

Enclosed is a request of the Registrant and its principal underwriter for acceleration of Post Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and of Post Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. Please contact me at (215) 988-2972 with any questions related to this request and to notify of the effectiveness of the Registration Statement. In my absence, please contact Joshua B. Deringer, Esq., at (215) 988-2959.

Sincerely,

/s/ Joseph B. Andolina
Joseph B. Andolina

Enclosure